Other Financial Assets And Liabilities - Financial Assets and Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / uSD ¥ / $ € / $	Dec. 31, 2023 USD ($) € / $ $ / uSD ¥ / $
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	$ 1,736,000,000	$ 2,319,000,000
Currency risk
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	3,089,000,000	3,980,000,000
Currency risk | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	1,640,000,000	1,444,000,000
Currency risk | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 1,082,000,000	$ 845,000,000
Average Foreign Currency/ US$ | € / $	0.92	0.91
Average Strike Rate / Price	0	0
Currency risk | Singapore dollar forward contracts (receive Singapore$ / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 516,000,000	$ 483,000,000
Average Foreign Currency/ US$ | $ / uSD	1.33	1.33
Average Strike Rate / Price	0	0
Currency risk | Japanese yen forward contracts (receive Japanese yen / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 42,000,000	$ 116,000,000
Average Foreign Currency/ US$ | ¥ / $	144.30	140.20
Average Strike Rate / Price	0	0
Currency risk | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 76,000,000	$ 653,000,000
Currency risk | Interest rate swaps | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.01731	0.00442
Currency risk | Interest rate swaps | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.01761	0.01761
Currency risk | Cross currency interest rate swaps (receive euros / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 32,000,000	$ 519,000,000
Average Foreign Currency/ US$ | € / $	0.90	0.89
Currency risk | Cross currency interest rate swaps (receive euros / pay US$) | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.04182	0.03834
Currency risk | Cross currency interest rate swaps (receive euros / pay US$) | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.04182	0.04182
Currency risk | Cross currency swaps (receive Singapore $ / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 1,127,000,000	$ 1,127,000,000
Average Foreign Currency/ US$ | $ / uSD	1.37	1.37
Currency risk | Cross currency swaps (receive Singapore $ / pay US$) | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.0183	0.01830
Currency risk | Cross currency swaps (receive Singapore $ / pay US$) | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.01941	0.01941
Currency risk | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 214,000,000	$ 237,000,000
Average Foreign Currency/ US$	0	0.91
Average Strike Rate / Price	66.50	73.59
Currency risk | Other Current Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	$ (54,000,000)	$ (42,000,000)
Currency risk | Other Current Financial Liabilities | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(47,000,000)	(12,000,000)
Currency risk | Other Current Financial Liabilities | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(33,000,000)	(4,000,000)
Currency risk | Other Current Financial Liabilities | Singapore dollar forward contracts (receive Singapore$ / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(9,000,000)	(1,000,000)
Currency risk | Other Current Financial Liabilities | Japanese yen forward contracts (receive Japanese yen / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(5,000,000)	(7,000,000)
Currency risk | Other Current Financial Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Current Financial Liabilities | Cross currency interest rate swaps (receive euros / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	(3,000,000)
Currency risk | Other Current Financial Liabilities | Cross currency swaps (receive Singapore $ / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Current Financial Liabilities | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(7,000,000)	(27,000,000)
Currency risk | Other Non-current Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(8,000,000)	(14,000,000)
Currency risk | Other Non-current Financial Liabilities | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(5,000,000)	0
Currency risk | Other Non-current Financial Liabilities | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(5,000,000)	0
Currency risk | Other Non-current Financial Liabilities | Singapore dollar forward contracts (receive Singapore$ / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Japanese yen forward contracts (receive Japanese yen / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Cross currency interest rate swaps (receive euros / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(1,000,000)	0
Currency risk | Other Non-current Financial Liabilities | Cross currency swaps (receive Singapore $ / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(2,000,000)	(14,000,000)
Currency risk | Other Current Financial Assets
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	13,000,000	52,000,000
Currency risk | Other Current Financial Assets | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	4,000,000	28,000,000
Currency risk | Other Current Financial Assets | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	2,000,000	14,000,000
Currency risk | Other Current Financial Assets | Singapore dollar forward contracts (receive Singapore$ / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	8,000,000
Currency risk | Other Current Financial Assets | Japanese yen forward contracts (receive Japanese yen / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	2,000,000	6,000,000
Currency risk | Other Current Financial Assets | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	17,000,000
Currency risk | Other Current Financial Assets | Cross currency interest rate swaps (receive euros / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	5,000,000
Currency risk | Other Current Financial Assets | Cross currency swaps (receive Singapore $ / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Current Financial Assets | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	9,000,000	2,000,000
Currency risk | Other Non-current Financial Assets
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	55,000,000	80,000,000
Currency risk | Other Non-current Financial Assets | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	1,000,000
Currency risk | Other Non-current Financial Assets | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Non-current Financial Assets | Singapore dollar forward contracts (receive Singapore$ / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Non-current Financial Assets | Japanese yen forward contracts (receive Japanese yen / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	1,000,000
Currency risk | Other Non-current Financial Assets | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	2,000,000	5,000,000
Currency risk | Other Non-current Financial Assets | Cross currency interest rate swaps (receive euros / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	1,000,000
Currency risk | Other Non-current Financial Assets | Cross currency swaps (receive Singapore $ / pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	49,000,000	73,000,000
Currency risk | Other Non-current Financial Assets | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	$ 4,000,000	$ 0